CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Amortization of right-of-use assets	[1]	$ 10,364	$ 0	$ 0
Changes in operating assets and liabilities:
Inventories	[2]	(1,947)	(10,260)	(6,272)
Accounts payable	[3]	14,077	21,679	34,000
Operating lease liability	[4]	(10,485)	0	0
Related Party [Member]
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Amortization of right-of-use assets		2,059
Changes in operating assets and liabilities:
Inventories		(1,850)	(11,848)	(6,322)
Accounts payable		13,314	$ 23,309	$ 37,744
Operating lease liability		$ (1,995)

[1]	Includes related party amortization of operating right-of-use assets of $2,059 for the year ended December 31, 2022
[2]	Includes changes in related party balances of ($1,850), ($11,848) , and ($6,322) for the years ended December 31, 2022, 2021, and 2020, respectively
[3]	Includes changes in related party balances of $13,314, $23,309, and $37,744 for the years ended December 31, 2022, 2021 and 2020, respectively
[4]	Includes changes in related party balance of ($1,995) for the year ended December 31, 2022